

                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment: [   ]      Amendment number:   [   ]

This Amendment (check only one):
         [   ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:             Cypress Asset Management
         Address:          2929 Allen Parkway, Suite 2200
                           Houston, TX 77019

13F File Number:           28-5956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Will Garwood
Title:            President
Phone:            713-512-2100

Signature, Place, and Date of Signing:

                   /s/ Will Garwood
                   ---------------------------------------


Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                       -1-


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           111

Form 13F Information Value Total (thousands):     333,929



Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.



List of Other Included Managers None



                                       -2-



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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 1 of 7                  6/30/99                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                ------------------------------

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                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
- ------------------------------------------------------------------------------------------------------------------------------------
3 COM                   Common  885535104    $473,703  17,750       X                                        15,550            2,200
- ------------------------------------------------------------------------------------------------------------------------------------
A T & T                 Common  001957109    $251,212   4,501       X                                           751            3,750
- ------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS             Common  002824100  $7,179,641 158,229       X                                       128,295           29,934
- ------------------------------------------------------------------------------------------------------------------------------------
AFC CABLE SYSTEMS       Common  000950105    $210,109   5,950       X                                         5,950              0
- ------------------------------------------------------------------------------------------------------------------------------------
AFLAC INC               Common  001055102    $215,438   4,500       X                                         4,500              0
- ------------------------------------------------------------------------------------------------------------------------------------
ALBERTSONS              Common  013104104  $3,391,536  65,775       X                                        53,552           12,223
- ------------------------------------------------------------------------------------------------------------------------------------
ALLSTATE                Common  020002101    $497,766  13,875       X                                        12,025            1,850
- ------------------------------------------------------------------------------------------------------------------------------------
ALTERA                  Common  021441100  $1,265,430  34,375       X                                        23,325           11,050
- ------------------------------------------------------------------------------------------------------------------------------------
ALZA CL A               Common  022615108    $542,429  10,662       X                                         8,982            1,680
- ------------------------------------------------------------------------------------------------------------------------------------
AMER EXPRESS            Common  025816109    $351,338   2,700       X                                         1,000            1,700
- ------------------------------------------------------------------------------------------------------------------------------------
AMER GENERAL            Common  026351106  $5,030,000  66,733       X                                        54,948           11,785
- ------------------------------------------------------------------------------------------------------------------------------------
AMER HOME PROD          Common  026609107  $6,174,296 107,613       X                                        90,318           17,295
- ------------------------------------------------------------------------------------------------------------------------------------
AMER INTL GROUP         Common  026874107  $7,406,917  63,172       X                                        52,802           10,370
- ------------------------------------------------------------------------------------------------------------------------------------
AMER PWR CONVERSION     Common  029066107    $269,675  13,400       X                                        13,400              0
- ------------------------------------------------------------------------------------------------------------------------------------
AMERITECH               Common  030954101  $1,083,390  14,740       X                                        12,490            2,250
- ------------------------------------------------------------------------------------------------------------------------------------
AMGEN                   Common  031162100  $1,262,243  20,735       X                                        18,810            1,925
- ------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                             $35,605,122
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

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
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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 2 of 7                  6/30/99                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                ------------------------------

- ------------------------------------------------------------------------------------------------------------------------------------
                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
- ------------------------------------------------------------------------------------------------------------------------------------
ANALOG DEVICES          Common  032654105  $7,233,273 144,125       X                                       122,875           21,250
- ------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA         Common  06605F102  $4,216,568  57,515       X                                        42,230           15,285
- ------------------------------------------------------------------------------------------------------------------------------------
BANK OF NEW YORK        Common  064057102  $3,745,794 102,100       X                                        85,160           16,940
- ------------------------------------------------------------------------------------------------------------------------------------
BANK ONE                Common  06423A103  $3,376,598  56,690       X                                        49,500            7,190
- ------------------------------------------------------------------------------------------------------------------------------------
BECTON DICKINSON        Common  075887109    $255,000   8,500       X                                         8,000              500
- ------------------------------------------------------------------------------------------------------------------------------------
BELL ATLANTIC           Common  077853109    $203,447   3,112       X                                         1,752            1,360
- ------------------------------------------------------------------------------------------------------------------------------------
BELLSOUTH               Common  079860102    $298,014   6,461       X                                         6,461              0
- ------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY CL B Common  084670207  $2,590,560   1,156       X                                           981              175
- ------------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC       Common  101137107    $272,413   6,200       X                                         6,200              0
- ------------------------------------------------------------------------------------------------------------------------------------
BP AMOCO                Common  055622104  $2,750,240  25,348       X                                        20,289            5,059
- ------------------------------------------------------------------------------------------------------------------------------------
BRISTOL-MYERS           Common  110122108  $9,019,170 128,045       X                                       106,475           21,570
- ------------------------------------------------------------------------------------------------------------------------------------
BURLINGTON RESRS        Common  122014103    $873,866  20,205       X                                        16,005            4,200
- ------------------------------------------------------------------------------------------------------------------------------------
CHASE MANHATTAN         Common  16161A108    $456,807   5,281       X                                         3,325            1,956
- ------------------------------------------------------------------------------------------------------------------------------------
CHEVRON                 Common  166751107    $736,145   7,744       X                                         7,744              0
- ------------------------------------------------------------------------------------------------------------------------------------
CHRIS-CRAFT             Common  170520100  $1,555,738  33,013       X                                        25,960            7,053
- ------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS           Common  17275R102  $5,981,894  92,832       X                                        77,132           15,700
- ------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                             $43,565,526
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

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
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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 3 of 7                  6/30/99                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                ------------------------------

- ------------------------------------------------------------------------------------------------------------------------------------
                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
- ------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP               Common  172967101 $13,578,920 285,872       X                                       234,336           51,536
- ------------------------------------------------------------------------------------------------------------------------------------
COCA COLA ENTERPRISES   Common  191219104    $208,250   7,000       X                                         7,000              0
- ------------------------------------------------------------------------------------------------------------------------------------
COCA-COLA               Common  191216100  $7,418,672 119,656       X                                        95,621           24,035
- ------------------------------------------------------------------------------------------------------------------------------------
COMPAQ                  Common  204493100    $727,798  30,725       X                                        27,055            3,670
- ------------------------------------------------------------------------------------------------------------------------------------
CONAGRA                 Common  205887102    $255,600   9,600       X                                         9,600              0
- ------------------------------------------------------------------------------------------------------------------------------------
COSTCO                  Common  22160Q102    $376,294   4,700       X                                         4,450              250
- ------------------------------------------------------------------------------------------------------------------------------------
DAYTON HUDSON           Common  239753106  $3,561,350  54,790       X                                        46,740            8,050
- ------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER           Common  247025109    $209,975   5,675       X                                         1,675            4,000
- ------------------------------------------------------------------------------------------------------------------------------------
DIAGEO PLC ADR          Common  25243Q205  $2,751,785  63,995       X                                        51,280           12,715
- ------------------------------------------------------------------------------------------------------------------------------------
DISNEY, WALT            Common  254687106  $5,882,877 190,925       X                                       159,875           31,050
- ------------------------------------------------------------------------------------------------------------------------------------
DOLLAR GENERAL          Common  256669102    $217,500   7,500       X                                         7,500              0
- ------------------------------------------------------------------------------------------------------------------------------------
EDS                     Common  285661104  $3,855,596  68,090       X                                        58,315            9,775
- ------------------------------------------------------------------------------------------------------------------------------------
EMERSON ELECTRIC        Common  291011104  $3,298,869  52,415       X                                        42,565            9,850
- ------------------------------------------------------------------------------------------------------------------------------------
ERICSSON                Common  294821400  $5,492,822 166,765       X                                       128,535           38,230
- ------------------------------------------------------------------------------------------------------------------------------------
EXCITE @ HOME           Common  045919107    $252,751   4,686       X                                         4,686              0
- ------------------------------------------------------------------------------------------------------------------------------------
EXXON                   Common  302290101  $1,928,742  25,008       X                                        22,558            2,450
- ------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                             $50,017,801
- ------------------------------------------------------------------------------------------------------------------------------------

- ------------------------------------------------------------------------------------------------------------------------------------
                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 4 of 7                  6/30/99                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                ------------------------------

- ------------------------------------------------------------------------------------------------------------------------------------
                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
- ------------------------------------------------------------------------------------------------------------------------------------
FAMILY DOLLAR STORE     Common  307000109    $216,000   9,000       X                                         9,000              0
- ------------------------------------------------------------------------------------------------------------------------------------
FANNIE MAE              Common  313586109  $5,552,479  81,355       X                                        63,325           18,030
- ------------------------------------------------------------------------------------------------------------------------------------
FIRST UNION             Common  337358105    $509,893  10,820       X                                         8,145            2,675
- ------------------------------------------------------------------------------------------------------------------------------------
FORD                    Common  345370100    $439,987   7,796       X                                         3,915            3,881
- ------------------------------------------------------------------------------------------------------------------------------------
FREDDIE MAC             Common  313400301    $223,010   3,845       X                                         3,845              0
- ------------------------------------------------------------------------------------------------------------------------------------
FRONTIER                Common  35906P105    $405,392   6,915       X                                         6,915              0
- ------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC        Common  369604103 $11,390,770 100,803       X                                        84,581           16,222
- ------------------------------------------------------------------------------------------------------------------------------------
GENERAL MILLS           Common  370334104  $4,160,612  51,765       X                                        42,565            9,200
- ------------------------------------------------------------------------------------------------------------------------------------
GILLETTE                Common  375766102  $3,795,985  92,585       X                                        77,855           14,730
- ------------------------------------------------------------------------------------------------------------------------------------
GRAINGER W W            Common  384802104    $247,538   4,600       X                                         4,600              0
- ------------------------------------------------------------------------------------------------------------------------------------
GTE                     Common  362320103  $1,503,960  19,920       X                                        15,820            4,100
- ------------------------------------------------------------------------------------------------------------------------------------
GUIDANT                         401698105  $1,438,146  28,130                                                24,380            3,750
- ------------------------------------------------------------------------------------------------------------------------------------
HARTFORD LIFE A         Common  416592103  $2,689,138  51,100       X                                        43,940            7,160
- ------------------------------------------------------------------------------------------------------------------------------------
HERSHEY FOODS           Common  427866108    $796,813  13,420       X                                        10,745            2,675
- ------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD         Common  428236103  $7,756,088  77,175       X                                        62,650           14,525
- ------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                             $41,125,808
- ------------------------------------------------------------------------------------------------------------------------------------

- ------------------------------------------------------------------------------------------------------------------------------------
                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 5 of 7                  6/30/99                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                ------------------------------

- ------------------------------------------------------------------------------------------------------------------------------------
                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
- ------------------------------------------------------------------------------------------------------------------------------------
HUBBELL CL B            Common  443510201  $3,090,355  68,107       X                                        53,082           15,025
- ------------------------------------------------------------------------------------------------------------------------------------
IBM                     Common  459200101 $10,885,435  84,220       X                                        70,160           14,060
- ------------------------------------------------------------------------------------------------------------------------------------
INTEL                   Common  458140100  $2,828,630  47,540       X                                        36,540           11,000
- ------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHN          Common  478160104  $9,145,850  93,325       X                                        74,790           18,535
- ------------------------------------------------------------------------------------------------------------------------------------
KROGER                  Common  501044101    $279,375  10,000       X                                        10,000              0
- ------------------------------------------------------------------------------------------------------------------------------------
LEVEL ONE               Common  527295109  $2,523,218  51,560       X                                        45,455            6,105
- ------------------------------------------------------------------------------------------------------------------------------------
LILLY, ELI              Common  532457108    $843,026  11,770       X                                         9,425            2,345
- ------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECH             Common  549463107  $1,578,307  23,404       X                                        12,308           11,096
- ------------------------------------------------------------------------------------------------------------------------------------
MBNA                    Common  55262L100    $357,149  11,662       X                                        10,905              757
- ------------------------------------------------------------------------------------------------------------------------------------
MELLON BANK             Common  585509102  $2,437,125  67,000       X                                        57,800            9,200
- ------------------------------------------------------------------------------------------------------------------------------------
MERCK                   Common  589331107  $7,575,424 102,892       X                                        81,481           21,411
- ------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH           Common  590188108  $2,946,668  37,065       X                                        30,215            6,850
- ------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT               Common  594918104  $5,785,077  64,145       X                                        44,625           19,520
- ------------------------------------------------------------------------------------------------------------------------------------
MINN MINING&MFG         Common  604059105  $1,223,124  14,069       X                                        11,069            3,000
- ------------------------------------------------------------------------------------------------------------------------------------
MOBIL                   Common  607059102    $818,144   8,285       X                                         6,210            2,075
- ------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                             $52,316,906
- ------------------------------------------------------------------------------------------------------------------------------------

- ------------------------------------------------------------------------------------------------------------------------------------
                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 6 of 7                  6/30/99                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                ------------------------------

- ------------------------------------------------------------------------------------------------------------------------------------
                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
- ------------------------------------------------------------------------------------------------------------------------------------
MOLEX                   Common  608554101    $880,045  23,785       X                                        21,435            2,350
- ------------------------------------------------------------------------------------------------------------------------------------
MOLEX CL A              Common  608554200  $5,362,749 170,246       X                                       142,911           27,335
- ------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY
DEAN WITTER             Common  617446448  $6,722,451  65,505       X                                        55,704            9,801
- ------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA                Common  620076109  $4,844,094  51,125       X                                        38,030           13,095
- ------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY           Common  635312101    $484,700   7,400       X                                         7,400              0
- ------------------------------------------------------------------------------------------------------------------------------------
NATL SEMICONDUCTOR      Common  637640103    $270,844  10,700       X                                        10,700              0
- ------------------------------------------------------------------------------------------------------------------------------------
NEWBRIDGE NETWORKS      Common  650901101    $247,250   8,600       X                                         7,200            1,400
- ------------------------------------------------------------------------------------------------------------------------------------
PEPSICO                 Common  713448108  $6,416,128 165,845       X                                       131,745           34,100
- ------------------------------------------------------------------------------------------------------------------------------------
PFIZER                  Common  717081103  $5,695,250  52,250       X                                        43,215            9,035
- ------------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS           Common  718154107    $980,575  24,400       X                                        24,400              0
- ------------------------------------------------------------------------------------------------------------------------------------
PROCTER GAMBLE          Common  742718109  $6,374,414  71,422       X                                        56,558           14,864
- ------------------------------------------------------------------------------------------------------------------------------------
PROVIDENT COMPANIES     Common  743862104    $472,000  11,800       X                                         9,650            2,150
- ------------------------------------------------------------------------------------------------------------------------------------
RIVIANA FOODS           Common  769536103    $478,125  25,500       X                                        23,000            2,500
- ------------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH             Common  780257804  $4,977,554  82,615       X                                        69,065           13,550
- ------------------------------------------------------------------------------------------------------------------------------------
SABRE HOLDINGS
CORP. CL A              Common  785905100  $1,491,875  21,700       X                                        15,800            5,900
- ------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH         Common  806605101  $3,243,975  61,790       X                                        50,635           11,155
- ------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                             $48,942,028
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

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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 7 of 7                  6/30/99                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                ------------------------------

- ------------------------------------------------------------------------------------------------------------------------------------
                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
- ------------------------------------------------------------------------------------------------------------------------------------
SONY                    Common  835699307  $3,443,148  31,195       X                                        26,250            4,945
- ------------------------------------------------------------------------------------------------------------------------------------
T ROWE PRICE ASSOC      Common  741477103    $414,450  10,800       X                                         7,650            3,150
- ------------------------------------------------------------------------------------------------------------------------------------
TEXACO                  Common  881694103    $202,844   3,252       X                                         2,652              600
- ------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRMTS          Common  882508104 $13,099,680  90,970       X                                        76,220           14,750
- ------------------------------------------------------------------------------------------------------------------------------------
THOMAS & BETTS          Common  884315102    $343,744   7,275       X                                         7,275               0
- ------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER             Common  887315109  $8,058,833 110,965       X                                        94,845           16,120
- ------------------------------------------------------------------------------------------------------------------------------------
UNILEVER NV             Common  904784709    $345,612   4,955       X                                         4,420              535
- ------------------------------------------------------------------------------------------------------------------------------------
UNOCAL                  Common  915289102    $269,014   6,789       X                                         6,789              0
- ------------------------------------------------------------------------------------------------------------------------------------
US WEST INC.            Common  91273H101    $324,946   5,531       X                                         4,931              600
- ------------------------------------------------------------------------------------------------------------------------------------
VIACOM CL B             Common  925524308  $7,111,060 161,615       X                                       135,620           25,995
- ------------------------------------------------------------------------------------------------------------------------------------
VODAFONE AIRTOUCH PLC   Common  92857t107    $296,682   1,506       X                                           506            1,000
- ------------------------------------------------------------------------------------------------------------------------------------
WAL-MART                Common  931142103  $8,337,841 172,805       X                                       142,195           30,610
- ------------------------------------------------------------------------------------------------------------------------------------
WALGREEN                Common  931422109    $293,750  10,000       X                                         7,600            2,400
- ------------------------------------------------------------------------------------------------------------------------------------
WARNER LAMBERT          Common  934488107  $3,678,694  53,218       X                                        43,498            9,720
- ------------------------------------------------------------------------------------------------------------------------------------
WM WRIGLEY              Common  982526105    $461,099   5,170       X                                         3,970            1,200
- ------------------------------------------------------------------------------------------------------------------------------------
XILINX                  Common  983919101 $13,430,220 234,589       X                                       199,964           34,625
- ------------------------------------------------------------------------------------------------------------------------------------
XL CAPITAL              Common  G98255105  $2,243,898  39,715       X                                        33,599            6,116
- ------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                             $62,355,515
- ------------------------------------------------------------------------------------------------------------------------------------